INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current
Taxes	$ 6,384,813	$ 8,884,305
Prepayments to suppliers	4,087,966	5,834,158
Prepaid expenses and other receivables	155,873	251,590
Miscellaneous	1,200,834	614,883
Other receivables	12,060,759	15,861,981
Non-current assets
Taxes	518,813	576,538
Reimbursements over exports	1,175,598	1,204,269
Loans receivables	230,000	230,000
Miscellaneous		3,883
Other receivables	16,228,480	23,660,530
Shareholders and other related parties
Current
Other receivables	4,656	77,045
Non-current assets
Other receivables		2,698,047
Trade debtors - Joint ventures and associates
Current
Other receivables	226,617	200,000
Non-current assets
Other receivables	$ 14,304,069	$ 18,947,793